Redeemable Convertible Preferred Shares - Additional Information (Detail)					1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 20, 2017	Jul. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	Jul. 01, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) Installment $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class of Stock [Line Items]
Conversion of bridge units in to preferred units												$ 8,500,000	$ 8,500,000		$ 8,000,000
Payment of offering costs													3,574,000
Fair value of tranche right														$ 909,000	$ 2,401,000
Share conversion ratio			1			1
Proceeds from issuance of preferred units													$ 50,000,000
Percentage of voting to be held by holders of senior preferred stock for deemed liquidation event													60.00%
Preferred stock dividend rate													8.00%
Dividends paid | $ / shares													$ 0	$ 0
Dividends declared | $ / shares													$ 0	0
Redemption date of redeemable preferred stock													Feb. 01, 2021
Number of annual installments for redemption | Installment													3
Preferred stock notice period for redemption													60 days
Common Stock [Member]
Class of Stock [Line Items]
Reverse stock split ratio	0.164544
Reverse stock split	One-for-6.0774
2015 Bridge Units [Member]
Class of Stock [Line Items]
Bridge units issued and sold | shares											8,000
Bridge units issued price per unit | $ / shares											$ 1,000
Conversion of bridge units in to preferred units											$ 8,000,000
Redeemable issuer option value											$ 2,300,000
2015 Bridge Units [Member] | Minimum [Member]
Class of Stock [Line Items]
Bridge units discount percentage											20.00%
2015 Bridge Units [Member] | Maximum [Member]
Class of Stock [Line Items]
Bridge units discount percentage											25.00%
Class A Preferred Unit [Member]
Class of Stock [Line Items]
Redeemable convertible shares, par value | $ / shares										$ 3.90					$ 4.40
Conversion of bridge units in to preferred units									$ 8,000,000
Redeemable issuer option value									$ 900,000
Redeemable convertible shares issued and sold | shares									2,279,202	1,923,076					3,295,455
Proceeds from issuance of preferred units, net of issuance costs										$ 7,300,000					$ 14,500,000
Payment of offering costs										$ 200,000
Preferred units discount percentage									10.00%	20.00%
Conversion price of redeemable preferred share | $ / shares									$ 3.51	$ 3.90
Convertible debt fair value disclosures									$ 8,900,000
Liability fair value adjustment									8,000,000
Gain on extinguishment									$ 0
Fair value of tranche right															2,400,000
Class B Preferred Unit [Member]
Class of Stock [Line Items]
Redeemable convertible shares, par value | $ / shares								$ 4.40						$ 5.28
Redeemable convertible shares issued and sold | shares								5,909,089						1,609,846
Proceeds from issuance of preferred units, net of issuance costs								$ 25,900,000						$ 8,500,000
Payment of offering costs								$ 100,000
Fair value of tranche right														$ 900,000
2016 Bridge Units [Member]
Class of Stock [Line Items]
Bridge units issued and sold | shares														8,500
Bridge units issued price per unit | $ / shares														$ 1,000
Conversion of bridge units in to preferred units														$ 8,500,000
Bridge units discount percentage														10.00%
Redeemable issuer option value														$ 900,000
Change in fair value														300,000
Class C Preferred Units [Member]
Class of Stock [Line Items]
Redeemable convertible shares, par value | $ / shares				$ 1.7749			$ 1.7749					$ 1.7749
Conversion of bridge units in to preferred units														8,500,000
Redeemable issuer option value														$ 900,000
Redeemable convertible shares issued and sold | shares				24,326,470			24,326,470							5,321,112
Proceeds from issuance of preferred units, net of issuance costs				$ 43,000,000			$ 43,000,000
Payment of offering costs				$ 200,000			$ 200,000
Preferred units discount percentage														10.00%
Conversion price of redeemable preferred share | $ / shares														$ 1.60
Convertible debt fair value disclosures														$ 9,400,000
Liability fair value adjustment														8,500,000
Gain on extinguishment														$ 0
Class C Preferred Units [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Redeemable convertible shares, par value | $ / shares		$ 1.7749			$ 1.7749
Redeemable convertible shares issued and sold | shares		61,880			61,880
Proceeds from issuance of preferred units, net of issuance costs		$ 100,000			$ 100,000
Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Redeemable convertible shares, authorized | shares			43,297,267			43,297,267								43,297,267
Redeemable convertible shares, par value | $ / shares			$ 0.001			$ 0.001								$ 0.001
Junior Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price of redeemable preferred share | $ / shares													$ 6.0774
Original issue price, per share | $ / shares													$ 1.00
Preferred stock dividend rate													5.00%
Class A Preferred Unit [Member]
Class of Stock [Line Items]
Payment of offering costs															170,000
Conversion price of redeemable preferred share | $ / shares		$ 15.5654	15.5715		$ 15.5654	15.5715							$ 23.7019
Fair value of tranche right															$ 1,100,000
Original issue price, per share | $ / shares													3.90
Class B Preferred Unit [Member]
Class of Stock [Line Items]
Conversion price of redeemable preferred share | $ / shares		$ 16.7177	$ 16.7256		$ 16.7177	$ 16.7256							26.7406
Original issue price, per share | $ / shares													4.40
Class C Preferred Units [Member]
Class of Stock [Line Items]
Conversion price of redeemable preferred share | $ / shares													10.7868
Original issue price, per share | $ / shares													$ 1.7749